Financial Assets and Liabilities - Summary of movement of the obligation with preferred shareholders (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Disclosure Of Movement Obligation With Preferred Shareholders [Line Items]
Preferred share holders dividend distribution	R$ (668,022)